Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	In Thousands
	2020	2019
Land	$17,093	17,093
Buildings	46,584	46,389
Leasehold improvements	573	533
Furniture and equipment	13,861	13,000
Automobiles	175	243
Construction-in-progress	317	1,339
	78,603	78,597
Less accumulated depreciation	(20,401)	(18,302)
	$58,202	60,295